FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 44,689,969	R$ 29,914,865
Financial liabilities		R$ (73,825,192)	R$ (59,932,201)
Investment properties [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data		11.20%	6.50%
Investment properties [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data		13.75%	9.00%
Cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 41,748,148	R$ 21,431,535
Financial liabilities		(58,278,148)	(46,735,198)
Cost [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,304,332	8,103,713
Cost [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		22,099,766	4,388,007
Cost [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		89,238	320,193
Cost [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	14,103,060	3,886,696
Cost [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(52,987,216)	(45,659,037)
Cost [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,151,752	4,732,926
Financial liabilities		(5,290,932)	(1,076,161)
Fair value [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		19,675,431
Financial liabilities			(30,157,655)
Fair value [member] | Level 1 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 1 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		19,586,193
Fair value [member] | Level 1 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		89,238
Fair value [member] | Level 1 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]
Fair value [member] | Level 1 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			(30,157,655)
Fair value [member] | Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		7,969,657	17,544,839
Financial liabilities		(50,329,120)	(21,290,761)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,304,332	8,103,713
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,513,573	4,388,007
Fair value [member] | Level 2 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			320,193
Fair value [member] | Level 2 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(45,038,188)	(20,214,600)
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,151,752	4,732,926
Financial liabilities		(5,290,932)	(1,076,161)
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		14,103,060	3,886,696
Financial liabilities
Fair value [member] | Level 3 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	14,103,060	3,886,696
Fair value [member] | Level 3 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Fair value [member] | Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities

[1]	The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards ("ABNT"). On December 31, 2022, the discount rates used ranged from 11.20 to 13.75% p.a. (6.5 to 9% p.a. on December 31, 2021).